Inventory (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Schedule of Inventory, Current [Table Text Block]
	April 30,	January 31,
	2015	2015

Finished goods	$588,444	$362,226
Less: allowance for obsolete inventory	(148,000)	(179,000)

Total inventory	$440,444	$183,226

	2015	2014

Finished goods	$362,226	$528,461
Raw materials		75,585
	362,226	604,046
Less: allowance for obsolete inventory	(179,000)	-

Total inventory	$183,226	$604,046